EMPLOYEE BENEFIT PLANS (Details 14) $ in Millions	Dec. 31, 2018 COP ($)
Disclosure of employee benefit plans [Line Items]
Effect on DBO Decrease	$ 27
Discount rate [Member] | Severance obligation [Member] | Bancolombia [Member]
Disclosure of employee benefit plans [Line Items]
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ (755)
Effect on DBO Decrease	$ 787
Discount rate [Member] | Severance obligation [Member] | Bancolombia [Member] | Increase [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	7.40%
Discount rate [Member] | Severance obligation [Member] | Bancolombia [Member] | Decrease [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	6.40%
Salary Level [Member] | Severance obligation [Member] | Bancolombia [Member]
Disclosure of employee benefit plans [Line Items]
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ 1,785
Effect on DBO Decrease	$ (1,734)
Salary Level [Member] | Severance obligation [Member] | Bancolombia [Member] | Increase [Member]
Disclosure of employee benefit plans [Line Items]
Salary rate Value	6.50%
Salary Level [Member] | Severance obligation [Member] | Bancolombia [Member] | Decrease [Member]
Disclosure of employee benefit plans [Line Items]
Salary rate Value	5.50%